UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number

                                    811-7533

                              The Lou Holland Trust

               (Exact name of registrant as specified in charter)

                        One North Wacker Drive, Suite 700
                                Chicago, IL 60606

               (Address of principal executive offices) (Zip code)

                                Louis A. Holland
                      c/o Holland Capital Management, L. P.
                        One North Wacker Drive, Suite 700
                                Chicago, IL 60606

                     (Name and address of agent for service)

                                 (312) 553-4830

               Registrant's telephone number, including area code:


Date of fiscal year end:  December 31


Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.



                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND








                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2003

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

                    Dear Shareholder:
LETTER TO
SHAREHOLDERS
AUGUST 2003         STOCK MARKET OUTLOOK
                    --------------------

                    The poor performance of the U.S. Stock Market over the past three years highlights a significant secular change from the superior performance achieved by stocks and bonds over the 20 years that ended in 2000. During this period, inflation declined from 15% in 1980 to 1.1% in 1987, primarily due to dramatic increases in productivity created by the technology revolution. This stock market bubble was similar to the bubble in Japan in the 1980's when they had superior technology and were the global low-cost producers.

                    After the bubble in Japan, the country was crippled by deflation. Because the U.S. is no longer the global low-cost producer, manufacturing and service companies are outsourcing to China, India, and other low-cost providers. Because outsourcing is deflationary, the Federal Reserve Board is concerned about deflation and is increasing money supply growth to prevent deflation. If inflation rises like it did during 1966-1981, investors are likely to achieve negative real rates of return for stocks and bonds.

                    In this environment, inflation-adjusted bonds, gold, oil and other hard assets are likely to achieve superior rates of return.

                    STOCK MARKET REVIEW
                    -------------------

                    During the 1st quarter of 2003 most stocks experienced negative returns. However, stocks staged a significant comeback during the 2nd quarter by turning in their strongest quarterly performance since 1998. Through July of this year the major stock market indexes have shown five consecutive months of positive returns with the S&P 500 Index and tech-heavy NASDAQ Composite up +24% and +37%, respectively, from their March lows. The spring rally is the result of a turnaround in investor confidence because of a shift in investor focus away from the war in Iraq to corporate earnings and the economy. After 1st quarter earnings were generally in line with expectations, 2nd quarter earnings have come in better-than-expected. And while economic data continues to be choppy low interest rates and tax cuts have also helped fuel investor confidence. The Federal Reserve has made 13 interest rate cuts since the mild recession that ended in the 3rd quarter of 2001 to provide liquidity in the market and to stave off possible deflationary pressures. Additionally, the new tax law puts more money into the hands of consumers and appears to make stocks more attractive to taxable investors on an after-tax basis due to the cut in the dividend tax. These issues have made investors feel more confident that a solid 2nd half economic recovery is likely and has resulted in renewed investor enthusiasm for stocks. And while most stocks have participated in this recent rally, small cap stocks have outperformed large cap stocks. The small cap Russell 2000 Index returned +23% during the 2nd quarter and the large cap Russell 1000 Index returned +16% during the same period. Also, speculative issues have outperformed high quality issues. And while the small and more speculative issues have been the most significant beneficiaries of the recent market action, it appears that the worst may be over for most stocks in general. However, because of the magnitude that stocks have risen over the past several months and the resulting increase in their valuation levels, any hint of continued economic uncertainty could dampen further upside near-term.

                    The best performing S&P 500 market sectors year-to-date through June 2003 were technology, consumer discretionary, and other conglomerates, while the worst performing S&P 500 market sectors were consumer staples, materials & processing, and autos & transportation. The market sectors contributing the most to the performance of the index were financial services, technology, and consumer discretionary, while the sectors contributing the least were autos & transportation, materials & processing, and other energy. Technology, healthcare, and consumer discretionary were the largest


--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND


                    contributors to the performance of the Russell 1000 Growth Index, while autos & transportation, integrated oils, and other energy contributed the least to this Index's performance.

                    The market sectors contributing the most to Fund performance were technology, financial services, and consumer discretionary, while the market sectors contributing the least were materials & processing, other energy, and telecommunications. We are overweighted in technology versus the S&P 500 Index, but underweighted versus the Russell 1000 Growth Index due to our conservative growth investment philosophy and process. Exposure to this sector had a positive impact on Fund performance versus the S&P 500 Index, but had a negative impact versus the growth style index. The Fund is overweighted in financial services issues and this sector was one of the most significant contributors to Fund performance. The Fund's healthcare and telecommunications holdings did not perform as well as the market performance of these sectors and this had a negative impact on performance. Also, we did not own many of the small and more speculative stocks that have performed well during the recent stock market rally. We had no exposure to the materials & processing and other energy sectors.

                    We believe that investors' expectations for stock returns must be reduced to levels more consistent with the long-term historical real rate of return of +6-8%. However, because of the record high nominal return of +17.3% achieved in the decade that ended 2000, we expect stock returns to be even below the historical norm over the coming decade.

                    We continue to believe that our investment philosophy of purchasing high quality, reasonably priced, mid-to-large capitalization growth companies with a leadership position in their industries will produce superior results for long-term investors. We expect our growth at a reasonable price approach to provide these results over a complete market cycle which would be measured from market cycle peak-to-peak or trough-to-trough (which would include both a rising market environment and a declining market environment). In other words, we expect our conservative growth philosophy to provide participation in rising markets and protection in declining markets, resulting in superior results for investors over complete market cycles.

                    Sincerely,



                    /s/ Louis A. Holland                    /s/ Monica L. Walker

                    Louis A. Holland                        Monica L. Walker
                    Portfolio Manager                       Portfolio Manager


--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

Line Chart:
                            (Russell 1000       (Russell Mid-Cap   (Lou Holland
            (S&P 500)        Growth Index)       Growth Index)      Growth Fund)
04/29/96     $10000         $10000              $10000              $10000
06/30/96      10297          10363                9896               10520
              11500          11385               10528               11462
06/30/97      13870          13611               11637               13355
              15337          14857               12901               14663
06/30/98      18054          17885               14432               17290
              19720          20609               15206               19905
06/30/99      22162          22763               17365               20807
              23871          27446               23005               21701
06/30/00      23768          28606               25799               22252
              21697          21288               20300               20925
06/30/01      20242          18255               17667               20051
              18099          17249               15019               19842
06/30/02      15718          13665               12059               17538
              14090          12438               10902               15582
06/30/03      15748          14066               12945               17429


--------------------------------------------------------------------------------

  THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 4/29/96 (COMMENCEMENT OF OPERATIONS). RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

  S&P 500 INDEX - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

  RUSSELL 1000 GROWTH INDEX - An unmanaged index which measures the performance of a subset of approximately 589 of those Russell 1000 companies (that is, the 1,000 largest U.S. companies in terms of market capitalization) with higher price-to-book ratios and higher forecasted growth values.

  RUSSELL MID-CAP GROWTH INDEX - An unmanaged index which measures the performance of a subset of approximately 462 of those Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. These stocks are also members of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------

        Average Annual Rate of Return for the Periods Ended June 30, 2003
                                         Year-to-Date*     1 Year         5 Year  Since Inception 4/29/96
                                         -------------     ------         ------  -----------------------
      Lou Holland Growth Fund               11.86%         -0.62%          0.16%         8.06%
      S&P 500                               11.77%          0.25%         -1.61%         6.54%
      Russell 1000 Growth Index             13.09%          2.94%         -5.03%         4.87%
      Russell Mid-Cap Growth Index          18.74%          7.35%         -0.64%         3.67%
      * Not Annualized


--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

ASSETS:
   Investments, at market value
     (cost $22,304,587)                                             $23,493,969
   Dividends receivable                                                  26,604
   Cash                                                                   6,042
   Interest receivable                                                    1,049
   Other assets                                                           8,000
                                                                    -----------
   Total Assets                                                      23,535,664
                                                                    -----------

LIABILITIES:
   Payable for Fund shares
     redeemed                                                           900,207
   Payable to Investment Manager                                         16,724
   Accrued expenses and
     other liabilities                                                    8,792
                                                                    -----------
   Total Liabilities                                                    925,723
                                                                    -----------

NET ASSETS                                                          $22,609,941
                                                                    ===========

NET ASSETS CONSIST OF:
   Capital stock                                                    $22,574,934
   Accumulated net realized
     (loss) on investment                                            (1,154,375)
   Net unrealized appreciation
     on investments                                                   1,189,382
                                                                    -----------
   Total Net Assets                                                 $22,609,941
                                                                    ===========

Shares outstanding                                                    1,557,496

Net Asset Value, Redemption
   Price and Offering Price
   Per Share                                                        $     14.52
                                                                    ===========



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME:
   Dividend income                                                  $   121,807
   Interest income                                                        5,669
                                                                    -----------
   Total Investment Income                                              127,476
                                                                    -----------

EXPENSES:
   Investment management fees                                            86,067
   Accounting Administration fees                                        24,557
   Shareholder servicing fees                                            20,384
   Professional fees                                                     16,709
   Federal and state registration                                         9,038
   Reports to shareholders                                                8,820
   Custody fees                                                           4,167
   Director fees                                                          2,500
   Other                                                                 10,553
                                                                    -----------
   Total expenses before
     waiver and reimbursement                                           182,795
   Less: Waiver and reimbursement
     from Investment Manager                                            (46,100)
                                                                    -----------
   Net Expenses                                                         136,695
                                                                    -----------

NET INVESTMENT (LOSS)                                                    (9,219)
                                                                    -----------

REALIZED AND UNREALIZED
   GAIN/(LOSS) ON
   INVESTMENTS:
   Net realized (loss) on
     investments                                                        (52,115)
   Change in unrealized depreciation
     on investments                                                   2,357,512
                                                                    -----------
   Net realized and unrealized
     gain on investments                                              2,305,397
                                                                    -----------
NET INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                                                       $ 2,296,178
                                                                    ===========


                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                         FOR THE SIX MONTHS
                                        ENDED JUNE 30, 2003       YEAR ENDED
                                            (UNAUDITED)       DECEMBER 31, 2002
                                        -------------------  ------------------

OPERATIONS:
   Net investment (loss)                   $    (9,219)         $   (26,236)
   Net realized (loss) on investments          (52,115)         ( 1,010,791)
   Change in unrealized appreciation
     (depreciation) on investments           2,357,512           (3,245,119)
                                           -----------           -----------
   Net increase (decrease) in net assets
     from operations                         2,296,178           (4,282,146)
                                           -----------           -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                 5,162,497           11,664,713
   Cost of shares redeemed                  (3,141,092)          (2,177,265)
                                           -----------           -----------
   Net increase in net assets from
     capital share transactions              2,021,405            9,487,448
                                           -----------           -----------

TOTAL INCREASE IN NET ASSETS                 4,317,583            5,205,302
                                           -----------          -----------

NET ASSETS:
   Beginning of period                      18,292,358           13,087,056
                                           -----------          -----------
   End of period                           $22,609,941          $18,292,358
                                           ===========          ===========

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                 377,636              775,942
   Shares redeemed                            (229,620)            (158,145)
                                           -----------          -----------
   Net increase                                148,016              617,797
                                           ===========          ===========


                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

FINANCIAL HIGHLIGHTS
                                FOR THE SIX
                                MONTHS ENDED                         YEARS ENDED DECEMBER 31,
                               JUNE 30, 2003     ----------------------------------------------------------------
                                (UNAUDITED)       2002          2001           2000           1999          1998
                               -------------     ------        ------         ------         ------        ------
Per Share Data (for a share
   outstanding through
   out the period):
Net asset value, beginning
   of period                      $12.98         $16.53        $18.66         $20.87         $19.21        $14.18
                                  ------         ------        ------         ------         ------        ------
Income from investment
   operations:
Net investment (loss)              (0.01)(1)      (0.02)(1)     (0.04)(1)      (0.07)(1)      (0.03)(1)     (0.02)(1)
   Net realized and
     unrealized gains
     (losses) on
     investments                    1.55          (3.53)        (0.91)         (0.66)          1.76          5.09
                                  ------         ------        ------         ------         ------        ------
   Total from investment
     operations                     1.54          (3.55)        (0.95)         (0.73)          1.73          5.07
                                  ------         ------        ------         ------         ------        ------

Less distributions:
   Dividends from net
     investment income                --             --            --             --             --         (0.01)
   Dividends from
     capital gains                    --             --         (1.18)         (1.48)         (0.07)        (0.03)
                                  ------         ------        ------         ------         ------        ------
   Total distributions                --             --         (1.18)         (1.48)         (0.07)        (0.04)
                                  ------         ------        ------         ------         ------        ------
   Net asset value,
     end of period                $14.52         $12.98        $16.53         $18.66         $20.87        $19.21
                                  ======         ======        ======         ======         ======        ======

Total return                       11.86%(2)     (21.48)%       (5.17)%        (3.58)%         9.01%        35.75%

Supplemental data and ratios:
   Net assets,
     end of period           $22,609,941    $18,292,358   $13,087,056    $10,642,503    $11,171,660    $9,134,903

   Ratios of expenses to
     average net assets
     Before expense
       reimbursement                1.80%(3)       1.86%         2.32%          2.21%          2.48%         2.84%
     After expense
       reimbursement                1.35%(3)       1.35%         1.35%          1.35%          1.35%         1.35%

   Ratio of net investment
     (loss) to average
     net assets
     Before expense
       reimbursement               (0.54)%(3)     (0.67)%       (1.28)%        (1.21)%        (0.97)%       (1.60)%
     After expense
       reimbursement               (0.09)%(3)     (0.16)%       (0.31)%        (0.35)%         0.16%        (0.11)%

   Portfolio turnover rate         18.88%         41.12%        66.95%         52.72%         24.13%        32.84%

(1) Net investment income per share is calculated using the ending balance of undistributed net investment income prior to consideration of adjustments for permanent book and tax differences.
(2) Not annualized.
(3) Annualized.


                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

  NUMBER OF                                  MARKET
   SHARES                                     VALUE
===========                               ==========

            COMMON STOCKS - 98.8%
            AUTO & TRANSPORTATION - 1.1%
    8,900   Burlington Northern
              Santa Fe Corp.              $  253,116
                                          ----------

            CONSUMER DISCRETIONARY - 10.9%
   16,300   AOL Time Warner Inc.*            262,267
    9,550   Carnival Corp. f                 310,470
   14,800   Cendant Corp.*                   271,136
    3,550   Comcast Corp.*                   107,139
    4,300   International Speedway Corp.     169,893
   24,500   Liberty Media Corp.*             283,220
    4,700   NIKE, Inc. Cl B                  251,403
    3,500   Omnicom Group Inc.               250,950
    6,950   Target Corp.                     262,988
    5,600   Wal-Mart Stores, Inc.            300,552
                                          ----------
                                           2,470,018
                                          ----------

            CONSUMER STAPLES - 5.4%
    3,900   Colgate-Palmolive Co.            226,005
   13,250   Estee Lauder Companies Inc.*     444,273
    6,700   Newell Rubbermaid Inc.           187,600
   12,500   Walgreen Co.                     376,250
                                          ----------
                                           1,234,128
                                          ----------

            ENERGY / OIL - 4.9%
    5,000   BP p.l.c.-Spons ADR f            210,100
   11,200   Exxon Mobil Corp.                402,192
   14,500   Imperial Oil Ltd. f              506,340
                                          ----------
                                           1,118,632
                                          ----------



  NUMBER OF                                  MARKET
   SHARES                                     VALUE
===========                               ==========

            FINANCIALS - 18.5%
   10,150   Allied Capital Corp.          $  234,465
   17,600   Citigroup, Inc.                  753,280
    7,050   Fannie Mae                       475,452
    2,900   Goldman Sachs Group, Inc.        242,875
    8,100   H&R Block, Inc.                  350,325
   10,000   MBNA Corp.                       208,400
    7,700   Mellon Financial Corp.           213,675
    7,300   North Fork
              Bancorporation, Inc.           248,638
   10,650   Northern Trust Corp.             443,040
   20,100   Synovus Financial Corp.          432,150
    4,400   Wells Fargo & Co.                221,760
   11,600   Willis Group Holdings Ltd. f     356,700
                                          ----------
                                           4,180,760
                                          ----------

            FINANCIAL INSURANCE - 6.0%
   12,850   American International
              Group, Inc.                    709,063
    8,350   MBIA Inc.                        407,063
    5,200   MGIC Investment Corp.            242,528
                                          ----------
                                           1,358,654
                                          ----------

            HEALTH CARE / OTHER - 7.3%
    5,200   Biogen, Inc.*                    197,444
    7,550   Cardinal Health, Inc.            485,465
    8,475   IMS Health Inc.                  152,465
    8,400   Medtronic, Inc.                  402,948
   13,850   Waters Corp.*                    403,451
                                          ----------
                                           1,641,773
                                          ----------


                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2003
(UNAUDITED)

 NUMBER OF                                 MARKET
  SHARES                                    VALUE
==========                                ==========

            HEALTH CARE / PHARMACEUTICALS - 14.5%
    4,550   Allergan, Inc.                $  350,805
   12,600   Johnson & Johnson                651,420
    3,800   Eli Lilly & Co.                  262,086
    8,000   Merck & Co., Inc.                484,400
   31,900   Pfizer Inc.                    1,089,385
   10,700   Watson Pharmaceuticals, Inc.*    431,959
                                          ----------
                                           3,270,055
                                          ----------

            INDUSTRIALS - 1.9%
    8,900   Ingersoll-Rand Co. f             421,148
                                          ----------

            OTHER / CONGLOMERATE - 3.4%
   26,700   General Electric Co.             765,756
                                          ----------

            TECHNOLOGY / HARDWARE - 5.0%
   16,600   Intel Corp.                      345,446
    2,100   International Business
              Machines Corp.                 173,250
   13,750   Linear Technology Corp.          445,225
    9,000   Texas Instruments Inc.           158,400
                                          ----------
                                           1,122,321
                                          ----------

            TECHNOLOGY / IMAGING - 1.6%
    5,100   Lexmark International, Inc.*     360,927
                                          ----------

            TECHNOLOGY / SERVICE - 6.0%
    7,600   Automatic Data
              Processing, Inc.               257,336
   10,050   CDW Corp.*                       460,391
   22,600   Citrix Systems, Inc.*            460,136
    8,000   Total System Services, Inc.      178,400
                                          ----------
                                           1,356,263
                                          ----------



NUMBER OF                                   MARKET
 SHARES                                      VALUE
==========                                ==========
            TECHNOLOGY / SOFTWARE - 10.2%
    8,450   Adobe Systems Inc.            $  270,990
   15,650   Cognos, Inc.* f                  423,176
   41,050   Microsoft Corp.                1,052,522
    7,200   Symantec Corp.*                  316,152
    3,200   Zebra Technologies Corp.*        240,800
                                          ----------
                                           2,303,640
                                          ----------

            TELECOMMUNICATIONS SERVICES - 2.1%
   13,000   AT&T Corp.                       250,250
    6,050   Verizon Communications Inc.      238,673
                                          ----------
                                             488,923
                                          ----------

            Total common stocks
             (cost $21,156,732)           22,346,114
                                          ----------

  PRINCIPAL
   AMOUNT
===========

            SHORT-TERM
             INVESTMENTS - 5.1%
            VARIABLE RATE
             DEMAND NOTE - 5.1%

$1,147,855  U.S. Bank, N.A.              $ 1,147,855
                                         -----------
            Total variable rate demand
             note (cost $1,147,855)        1,147,855
                                         -----------
            Total investments - 103.9%
             (cost $22,304,587)           23,493,969
                                         -----------
            Other liabilities in excess of
             assets - (3.9%)                (884,028)
                                         -----------

            TOTAL NET ASSETS -

             100.0%                      $22,609,941
                                         ===========

 * Non-income producing security.

f  Foreign Security

                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION            The Lou Holland Trust (the "Trust") was organized on
AND SIGNIFICANT            December 20, 1995, as a Delaware business trust and
ACCOUNTING                 is registered as a no-load, open-end diversified
POLICIES                   management investment  company under the Investment
                           Company Act of 1940 (the "1940 Act"). The Trust is organized as a series company and currently consists of one series, the Growth Fund (the "Fund"). The principal investment objective of the Fund is to seek long-term growth of capital by investing primarily in common stocks of growth companies, with the receipt of dividend income as a secondary consideration. The
                           Fund commenced operations on April 29, 1996.

                           The following is a summary of significant accounting policies consistently followed by the Fund.

                           a) Investment Valuation - Common stocks and other equity-type securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid prices furnished by independent pricing services. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Holland Capital Management, L.P. (the "Investment Manager") under the supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

                           b) Federal Income Taxes - Provision for federal income taxes or excise taxes has not been made since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. At December 31, 2002, the Fund had accumulated capital loss carryforwards of $810,684 expiring in 2010. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards. In addition, post-October losses of $246,802 are deferred for tax purposes and will be recognized in 2003.

                           c) Distributions to Shareholders - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

                           d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND


NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

                           e) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

                           f) Foreign Currency Translations - The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade date and settlement date differences.

                           g) Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-divided date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified to capital stock.

2. INVESTMENT              The aggregate purchases and sales of investments,
TRANSACTIONS               excluding short-term investments, by the Fund for the
                           six months ended June 30, 2003, were as follows:

                                                PURCHASE               SALES
                                             -------------         -------------
                           U.S. Government   $          --         $          --
                           Other             $   6,225,197         $   3,684,331

                           At June 30, 2003, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                           Appreciation                             $ 2,743,556
                           (Depreciation)                            (1,554,174)
                                                                    -----------
                           Net appreciation on investments          $ 1,189,382
                                                                    ===========

                           At the close of business on May 2, 1996, the partners of the Holland Fund, L.P., transferred their assets to the Fund. As a result of the tax-free transfer the Fund acquired $244,079 of unrealized appreciation for tax purposes.


--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

                           At June 30, 2003, the cost of investments for federal income tax purposes was $22,304,587.

                           At December 31, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                           Appreciation                             $ 1,356,420
                           (Depreciation)                            (2,632,148)
                                                                    -----------
                           Net appreciation on investments          $(1,275,728)
                                                                    ===========

                           At the close of business on May 2, 1996, the partners of the Holland Fund, L.P., transferred their assets to the Fund. As a result of the tax-free transfer the Fund acquired $244,079 of unrealized appreciation for tax purposes. As of December 31, 2002, the Fund has realized $181,254 of the appreciation.

                           At December 31, 2002, the cost of investments for federal income tax purposes was $19,612,863.

3. AGREEMENTS              The Fund has entered into an Investment Management
                           and Administration Agreement with Holland Capital
                           Management, L.P. Pursuant to its management agreement with the Fund, the Investment Manager is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.85% as applied to the Fund's daily net assets up to $500 million. The fee declines at specified breakpoints as assets increase.

                           The Investment Manager voluntarily agrees to waive its management fee and reimburse other expenses to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.35% of the net assets of the Fund, computed on a daily basis. This voluntary reimbursement may be terminated under the approval of the Board of Trustees. Accordingly, for the six months ended June 30, 2003, the Adviser has waived and reimbursed the Fund $46,100.

                           Holland Capital Management, L.P. serves as principal underwriter and the Distributor of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. No trades were placed through Holland Capital Management, L.P. The Distributor is an affiliate of the Investment Manager. The Fund's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commission or sales load for providing services to the Fund. The Fund has not currently entered into any plan or agreement for the payment of fees pursuant to Rule 12b-1 under the 1940 Act.

                           U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Fund. U.S. Bancorp Fund Services, LLC, a wholly owned limited liability company of U.S. Bank, N.A., serves as transfer agent for the Fund. For the period January 1, 2003 through February 28, 2003, U.S. Bancorp Fund Services, LLC served as administrator and accounting services agent for the Fund. Effective March 1, 2003 Fiduciary Management, Inc. has been the administrator and accounting services agent for the Fund.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              TRUSTEES AND OFFICERS

LOUIS A. HOLLAND, President, Trustee, and
Chairman of the Board of Trustees
Managing Partner and Chief Investment Officer, Holland
Capital Management, L.P.

MONICA L. WALKER, Secretary
Portfolio Manager, Holland Capital Management, L.P.

LAURA J. JANUS, Treasurer
Portfolio Manager, Holland Capital Management, L.P.

LESTER H. MCKEEVER, JR., Trustee
Managing Principal, Washington, Pittman & McKeever
Certified Public Accountants & Management
Consultants

JAMES H. LOWRY, Trustee
Vice President, The Boston Consulting Group

MANAGER
Holland Capital Management, L.P.
One North Wacker Drive, Suite 700
Chicago, IL 60606
Telephone (312) 553-4830

CUSTODIAN AND TRANSFER AGENT
U.S. Bank, N.A.
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Telephone (800) 295-9779

INDEPENDENT AUDITOR
KPMG LLP
Chicago, IL

LEGAL COUNSEL
Jorden Burt LLP
Washington, D.C.

ITEM 2. CODE OF ETHICS.

Not applicable to annual reports filed for periods ending before July 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to annual reports filed for periods ending before July 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The disclosure controls and procedures of The Lou Holland Trust are periodically evaluated. As of August 21, 2003, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b) The internal controls of The Lou Holland Trust are periodically evaluated. Since, August 21, 2003, the date of the last evaluation, there have been no significant changes in The Lou Holland Trust's internal controls or in other factors that could have had a significant effect on such controls. There have also been no significant deficiencies or material weaknesses identified since the last evaluation that required any corrective action.

ITEM 10. EXHIBITS.

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         The Lou Holland Trust
         -----------------------
         Registrant

         By /s/ Louis A. Holland
            --------------------
            Louis A. Holland, Principal Executive Officer

         Date:  September 2, 2003
                -----------------




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         The Lou Holland Trust
         -----------------------
         Registrant


         By: /s/ Louis Holland                    By: /s/ Laura J. Janus
             --------------------                     ------------------
              Louis A. Holland,                   Laura J. Janus,
              Principal Executive Officer         Principal Financial Officer


         Date: September 2, 2003                  Date:  September 2, 2003
               -----------------                         -----------------